Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of operating lease
	Six months ended June 30,
(in thousands)	2022	2021
The components of lease expense were as follows:
Operating leases expenses	$517	$139
Supplemental consolidated cash flow information related to operating leases follows:
Cash used in operating activities	$478	$135
Non-cash activity:
Right of use assets obtained in exchange for new operating lease liabilities	$91	$29

Schedule of operating lease related activities
	June 30,	December 31,
(in thousands)	2022	2021
Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$6,420	$6,329
Accumulated amortization	1,051	640
Operating lease Right-of-Use assets, net	$5,369	$5,689
Lease liabilities – current - Accounts payable and accrued liabilities	$629	$617
Lease liabilities – noncurrent	4,642	5,389
Total operating lease liabilities	$5,271	$6,006
Weighted average remaining lease term in years	8.1	8.6
Weighted average annual discount rate	3.6%	3.6%

Schedule of maturities of operating lease liabilities
Maturities of operating lease liabilities as of June 30, 2022, were as follows:
2022 (after June 30)	$386
2023	786
2024	679
2025	714
2026 and onwards	3,497
Total undiscounted lease liability	$6,062
Less: Imputed interest	$(791)
Present value of lease liabilities	$5,271